WARRANTS - Summary of Outstanding Warrants (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Class of Warrant or Right [Line Items]
Liability classified warrants	$ 1,277,085	$ 1,277,085	$ 967,770
Equity classified warrants	355,102	1,192,218	335,210
Junior Note Warrants [Member]
Class of Warrant or Right [Line Items]
Liability classified warrants	859,315	859,315	550,000
Public Warrants [Member]
Class of Warrant or Right [Line Items]
Liability classified warrants	417,770	417,770	417,770
June 2023 Senior Note Warrants [Member]
Class of Warrant or Right [Line Items]
Equity classified warrants	335,210	335,210	$ 335,210
Pre-Funded Warrants [Member]
Class of Warrant or Right [Line Items]
Equity classified warrants	0	837,116
August 2024 Warrants Issued with Junior Notes [Member]
Class of Warrant or Right [Line Items]
Equity classified warrants	$ 19,892	$ 19,892